UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21983

NASDAQ Premium Income & Growth Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
NASDAQ Premium Income & Growth Fund Inc. (QQQX)
March 31, 2012

Shares	Description (1)	Value
Common Stocks – 101.0%
Aerospace & Defense – 0.7%
8,234	General Dynamics Corporation	$ 604,211
2,843	Lockheed Martin Corporation	255,472
2,019	Precision Castparts Corporation	349,085
8,828	United Technologies Corporation	732,194
Total Aerospace & Defense	1,940,962
Air Freight & Logistics – 0.3%
2,768	FedEx Corporation	254,545
8,274	United Parcel Service, Inc., Class B	667,877
4,069	UTI Worldwide, Inc.	70,109
Total Air Freight & Logistics	992,531
Airlines – 0.1%
6,915	Ryanair Holdings PLC	250,876
4,059	Southwest Airlines Co.	33,446
Total Airlines	284,322
Auto Components – 0.2%
1,406	Autoliv Inc.	94,272
1,182	BorgWarner Inc., (2)	99,690
10,993	Gentex Corporation	269,329
1,182	Johnson Controls, Inc.	38,391
4,227	Lear Corporation	196,513
Total Auto Components	698,195
Automobiles – 0.0%
1,370	Tesla Motors Inc.	51,019
2,084	Thor Industries, Inc.	65,771
Total Automobiles	116,790
Beverages – 0.3%
2,965	Brown-Forman Corporation	247,251
6,298	Monster Beverage Corporation, (2)	391,043
1,705	PepsiCo, Inc.	113,127
Total Beverages	751,421
Biotechnology – 5.4%
14,421	Alkermes Inc., (2)	267,510
11,958	Amylin Pharmaceuticals Inc.	298,472
11,732	BioMarin Pharmaceutical Inc.	401,821
65,433	Celgene Corporation, (2)	5,072,366
9,456	Cubist Pharmaceuticals Inc.	408,972
3,182	Dendreon Corporation	33,904
2,256	Emergent BioSolutions, Inc., (2)	36,096
3,162	Enzon Inc.	21,628
2,955	Exelixis, Inc., (2)	15,307
3,743	Genomic Health, Inc., (2)	114,573
24,340	Geron Corporation	41,135
120,884	Gilead Sciences, Inc., (2)	5,905,183
28,147	Grifols SA	217,013
5,317	Halozyme Therapeutics, Inc., (2)	67,845
5,388	Human Genome Sciences, Inc.	44,397
6,049	Immunogen, Inc., (2)	87,045
9,571	Incyte Pharmaceuticals Inc., (2)	184,720
872	Intermune, Inc., (2)	12,792
10,136	ISIS Pharmaceuticals, Inc.	88,893
36,642	Lexicon Genetics, Inc.	68,154
7,053	MannKind Corporation, (2)	17,421
12,904	Myriad Genentics Inc., (2)	305,309
5,158	Onyx Pharmaceuticals Inc.	194,353
4,703	Opko Health Inc., (2)	22,245
5,683	Regeneron Pharmaceuticals, Inc., (2)	662,751
12,177	Seattle Genetics, Inc.	248,167
3,054	Theravance Inc., (2)	59,553
6,117	United Therapeutics Corporation, (2)	288,294
25,630	Vertex Pharmaceuticals Inc., (2)	1,051,086
Total Biotechnology	16,237,005
Capital Markets – 0.3%
409	Affiliated Managers Group Inc., (2)	45,730
1,498	Franklin Resources, Inc.	185,797
11,627	SEI Investments Company	240,563
5,883	T. Rowe Price Group Inc.	384,160
5,152	TD Ameritrade Holding Corporation	101,700
Total Capital Markets	957,950
Chemicals – 0.4%
2,138	Air Products & Chemicals Inc.	196,268
5,970	Ecolab Inc.	368,468
7,810	Methanex Corporation	253,278
1,163	Monsanto Company	92,761
3,448	Praxair, Inc.	395,279
Total Chemicals	1,306,054
Commercial Services & Supplies – 0.5%
3,842	Cintas Corporation	150,299
5,162	Copart Inc.	134,573
2,670	Iron Mountain Inc.	76,896
7,605	KAR Auction Services Inc.	123,277
1,951	Republic Services, Inc.	59,623
3,753	Rollins Inc.	79,864
9,973	Tetra Tech, Inc., (2)	262,888
3,738	United Stationers, Inc.	115,990
4,788	Waste Connections Inc.	155,754
9,417	Waste Management, Inc.	329,218
Total Commercial Services & Supplies	1,488,382
Communications Equipment – 8.5%
1,419	ADTRAN, Inc.	44,259
2,808	Arris Group Inc., (2)	31,730
604,206	Cisco Systems, Inc.	12,778,957
21,858	LM Ericsson Telefonaktiebolget, Sponsored ADR	225,356
184,022	QUALCOMM, Inc.	12,517,176
10,352	Tellabs Inc.	41,926
Total Communications Equipment	25,639,404
Computers & Peripherals – 21.8%
97,000	Apple, Inc., (2), (3)	58,148,588
216,218	Dell Inc., (2)	3,589,219
8,806	EMC Corporation, (2)	263,123
10,243	Hewlett-Packard Company	244,091
4,837	Logitech International SA	37,729
45,084	NetApp, Inc., (2)	2,018,411
24,822	SanDisk Corporation, (2)	1,230,923
Total Computers & Peripherals	65,532,084
Containers & Packaging – 0.1%
3,876	Silgan Holdings, Inc.	171,319
Distributors – 0.2%
20,235	LKQ Corporation	630,725
Diversified Consumer Services – 0.1%
5,783	Career Education Corporation, (2)	46,611
3,940	Education Management Corporation	53,939
1,285	Strayer Education Inc.	121,150
1,212	Weight Watcher’s International Inc.	93,554
Total Diversified Consumer Services	315,254
Diversified Financial Services – 0.1%
1,389	Moody’s Corporation	58,477
3,537	MSCI Inc., Class A Shares, (2)	130,197
Total Diversified Financial Services	188,674
Diversified Telecommunication Services – 0.3%
11,623	AT&T Inc.	362,986
12,086	Verizon Communications Inc.	462,048
4,072	Windstream Corporation	47,683
Total Diversified Telecommunication Services	872,717
Electronic Equipment & Instruments – 0.3%
995	Amphenol Corporation, Class A	59,471
3,675	Arrow Electronics, Inc., (2)	154,240
5,960	Avnet Inc., (2)	216,884
13,756	National Instruments Corporation	392,321
1,870	Plexus Corporation	65,431
Total Electronic Equipment & Instruments	888,347
Food & Staples Retailing – 0.6%
2,453	Casey’s General Stores, Inc.	136,043
5,132	CVS Caremark Corporation	229,914
1,862	Fresh Market Inc., (2)	89,283
20,370	Kroger Co.	493,565
1,050	PriceSmart, Inc.	76,451
14,549	Safeway Inc.	294,035
14,234	Walgreen Co.	476,697
1,360	Weis Markets Inc.	59,296
Total Food & Staples Retailing	1,855,284
Health Care Equipment & Supplies – 0.7%
4,453	Baxter International, Inc.	266,200
2,926	Becton, Dickinson and Company	227,204
7,605	Boston Scientific Corporation, (2)	45,478
1,655	C. R. Bard, Inc.	163,382
6,787	Covidien PLC	371,113
1,123	Idexx Labs Inc., (2)	98,206
9,210	Medtronic, Inc.	360,940
2,552	Saint Jude Medical Inc.	113,079
3,714	Stryker Corporation	206,053
1,202	Varian Medical Systems, Inc., (2)	82,890
2,561	Zimmer Holdings, Inc., (2)	164,621
Total Health Care Equipment & Supplies	2,099,166
Health Care Providers & Services – 1.6%
1,080	Accretive Health Inc., (2)	21,568
7,890	AmerisourceBergen Corporation	313,075
7,457	Cardinal Health, Inc.	321,471
63,658	Express Scripts, Holding Company, (2)	3,448,990
5,773	McKesson HBOC Inc.	506,696
1,606	Patterson Companies, Inc.	53,640
Total Health Care Providers & Services	4,665,440
Health Care Technology – 0.3%
8,481	Allscripts Healthcare Solutions Inc., (2)	140,785
13,136	Quality Systems Inc.	574,437
1,584	SXC Health Solutions Corporation, (2)	118,737
Total Health Care Technology	833,959
Hotels, Restaurants & Leisure – 1.2%
690	Carnival Corporation, ADR	22,135
3,330	Cheesecake Factory Inc.	97,869
2,690	Darden Restaurants, Inc.	137,620
13,940	McDonald’s Corporation	1,367,514
1,773	Panera Bread Company, (2)	285,311
13,593	Wynn Resorts Ltd	1,697,494
Total Hotels, Restaurants & Leisure	3,607,943
Household Durables – 0.0%
100	NVR Inc., (2)	72,633
Household Products – 0.1%
985	Colgate-Palmolive Company	96,313
3,724	Procter & Gamble Company	250,290
Total Household Products	346,603
Industrial Conglomerates – 0.1%
1,793	3M Co.	159,954
3,005	Danaher Corporation	168,280
1,389	Tyco International Ltd.	78,034
Total Industrial Conglomerates	406,268
Insurance – 0.1%
5,268	CNA Financial Corporation	154,510
Internet & Catalog Retail – 5.2%
50,848	Amazon.com, Inc., (2)	10,297,228
1,604	Hosting Site Network, Inc.	61,000
1,547	MakeMyTrip Limited	35,535
6,050	NetFlix.com Inc., (2)	695,992
6,208	Priceline.com Incorporated, (2)	4,454,240
Total Internet & Catalog Retail	15,543,995
Internet Software & Services – 10.2%
31,371	Baidu.com, Inc., Sponsored ADR, (2)	4,572,951
1,468	Digital River, Inc., (2)	27,466
147,828	eBay Inc., (2)	5,453,375
28,325	Google Inc., Class A, (2)	18,163,122
11,128	IAC/InterActiveCorp.	546,274
4,807	J2 Global Inc.	137,865
1,436	Mercadolibre, Inc.	140,426
7,516	Netease.com, Inc., (2)	436,680
4,376	NIC, Incorporated	53,081
5,556	Open Text Corporation	339,749
1,782	Rackspace Hosting Inc., (2)	102,982
1,733	Sina Corporation	112,645
2,032	Sohu.com Inc.	112,105
8,335	ValueClick, Inc., (2)	164,533
5,270	WebMD Health Corporation, Class A, (2)	134,807
Total Internet Software & Services	30,498,061
IT Services – 1.9%
4,453	Acxiom Corporation	65,370
27,590	Amdocs Limited, (2)	871,292
10,704	Computer Sciences Corporation	320,478
5,989	CSG Systems International Inc., (2), (3)	90,673
1,114	Gartner Inc.	47,501
19,208	Genpact Limited	313,090
1,448	Global Payments Inc., (4)	68,737
19,648	Henry Jack and Associates Inc.	670,390
9,723	International Business Machines Corporation (IBM)	2,028,704
8,650	ManTech International Corporation, Class A	298,079
3,931	NeuStar, Inc., (2)	146,430
20,035	SAIC, Inc., (2)	264,462
6,846	Sapient Corporation	85,233
2,118	Teradata Corporation, (2)	144,342
8,580	Total System Services Inc.	197,941
Total IT Services	5,612,722
Life Sciences Tools & Services – 0.7%
4,788	Charles River Laboratories International, Inc.	172,799
14,460	ICON plc	306,841
5,980	Luminex Corporation, (2)	139,633
20,567	Techne Corporation	1,441,747
1,133	Thermo Fisher Scientific, Inc., (2)	63,879
Total Life Sciences Tools & Services	2,124,899
Machinery – 0.4%
2,571	AGCO Corporation, (2)	121,377
4,955	CNH Global N.V.	196,714
1,251	Deere & Company	101,206
4,297	Eaton Corporation	214,120
7,181	Makita Corporation, ADR	289,322
3,641	Nordson Corporation	198,471
2,114	WABCO Holdings Inc.	127,855
1,585	Woodward Governor Company	67,886
Total Machinery	1,316,951
Marine – 0.0%
985	Kirby Corporation	64,803
Media – 6.1%
225,171	Comcast Corporation, Class A	6,757,382
3,044	Comcast Corporation, Special Class A	89,828
83,131	DIRECTV Group, Inc., (2)	4,101,684
1,123	Discovery Communications inc., Class A Shares, (2)	56,824
1,399	Dreamworks Animation SKG Inc., (2)	25,812
6,138	Focus Media Holding, Limited	154,187
2,045	Lamar Advertising Company, (2)	66,278
616	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2)	54,300
205,331	News Corporation, Class A	4,042,967
23,585	News Corporation, Class B	471,228
11,375	Omnicom Group, Inc.	576,144
2,345	Scripps Networks Interactive, Class A Shares	114,178
25,207	Thomson Corporation	728,482
3,891	Viacom Inc., Class B	184,667
9,988	Walt Disney Company	437,275
6,836	WPP Group PLC	467,377
Total Media	18,328,613
Metals & Mining – 0.1%
1,901	Rangold Resources Limited	167,250
Multiline Retail – 0.9%
2,039	Big Lots, Inc., (2)	87,718
7,979	Dollar General Corporation, (2)	368,630
5,152	Family Dollar Stores, Inc.	326,019
4,059	J.C. Penney Company, Inc.	143,810
11,978	Kohl’s Corporation	599,259
10,757	Macy’s, Inc.	427,376
2,818	Nordstrom, Inc.	157,019
2,089	Saks Inc., (2)	24,253
11,919	Target Corporation	694,520
Total Multiline Retail	2,828,604
Office Electronics – 0.1%
29,579	Xerox Corporation	238,998
1,872	Zebra Technologies Corporation, Class A, (2)	77,089
Total Office Electronics	316,087
Personal Products – 0.0%
1,862	Herbalife, Limited	128,143
Pharmaceuticals – 1.9%
11,141	Abbott Laboratories	682,832
4,275	Allergan, Inc.	407,963
3,606	Bristol-Myers Squibb Company	121,703
16,076	Eli Lilly and Company	647,381
8,946	Endo Pharmaceuticals Holdings Inc., (2)	346,479
12,362	Forest Laboratories, Inc., (2)	428,838
966	Hospira Inc., (2)	36,119
9,693	Johnson & Johnson	639,350
13,525	Merck & Company Inc.	519,360
3,555	Optimer Pharmaceuticals, Inc., (2)	49,415
3,665	Perrigo Company	378,631
24,094	Pfizer Inc.	545,970
6,009	Shire plc, ADR	569,353
5,980	ViroPharma, Inc.	179,819
1,753	Watson Pharmaceuticals Inc., (2)	117,556
Total Pharmaceuticals	5,670,769
Professional Services – 0.3%
6,314	Equifax Inc.	279,458
2,798	IHS Inc., (2)	262,033
808	Manpower Inc.	38,275
2,197	Robert Half International Inc.	66,569
1,389	Towers Watson & Company, Class A Shares	91,771
3,901	Verisk Analytics Inc, Class A Shares, (2)	183,230
Total Professional Services	921,336
Real Estate Investment Trust – 0.4%
20,439	American Tower REIT Inc.	1,288,066
345	Public Storage, Inc.	47,669
Total Real Estate Investment Trust	1,335,735
Real Estate Management & Development – 0.0%
13,664	China Real Estate Information Corporation, ADR	70,506
Road & Rail – 0.5%
3,987	CSX Corporation	85,800
19,779	Heartland Express, Inc.	286,004
4,374	J.B. Hunt Transports Serives Inc.	237,814
9,051	Landstar System	522,424
8,819	Werner Enterprises, Inc.	219,240
Total Road & Rail	1,351,282
Semiconductors & Equipment – 9.2%
15,495	Advanced Micro Devices, Inc., (2)	124,270
9,078	Aixtron AG, Aachen SH	157,322
9,086	Amkor Technology Inc.	55,833
21,237	Analog Devices, Inc.	857,975
10,098	ARM Holdings PLC	285,672
2,443	ASM International NV	93,982
13,719	ASM Lithography Holding NV	687,871
4,315	Atmel Corporation, (2)	42,546
2,227	Cabot Microelectronics Corporation	86,586
5,293	Cree, Inc., (2)	167,418
1,754	Cymer, Inc., (2)	87,700
2,485	Cypress Semiconductor Corporation, (2)	38,841
8,906	First Solar Inc., (2)	223,095
5,040	Hittite Microwave Corporation, (2)	273,722
6,984	Integrated Device Technology, Inc., (2)	49,936
632,809	Intel Corporation, (3)	17,788,260
5,743	International Rectifier Corporation, (2)	132,491
11,540	Intersil Holding Corporation, Class A	129,248
17,996	LSI Logic Corporation, (2)	156,205
2,198	Mellanox Technologies, Limited	91,942
4,591	MEMC Electronic Materials, (2)	16,574
121,609	Micron Technology, Inc., (2)	985,033
8,107	Microsemi Corporation	173,814
3,980	Novellus Systems, Inc., (2)	198,642
72,634	NVIDIA Corporation, (2)	1,117,837
7,270	NXP Semiconductors NV	193,455
27,886	ON Semiconductor Corporation, (2)	251,253
8,442	PMC-Sierra, Inc., (2)	61,036
5,933	Power Integrations Inc.	220,233
11,023	Rambus Inc.	71,098
5,950	Semtech Corporation	169,337
10,146	Silicon Laboratories Inc.	436,278
44,749	Siliconware Precision Industries Company Limited	270,284
8,537	Skyworks Solutions Inc., (2)	236,048
4,167	Spansion Inc., Class A, (2)	50,754
2,614	Spreadtrum Communications, Inc.	43,131
7,657	Tessera Technologies Inc.	132,083
41,988	Texas Instruments Incorporated	1,411,217
2,197	TriQuint Semiconductor, Inc., (2)	15,148
Total Semiconductors & Equipment	27,584,170
Software – 15.5%
1,606	ACI Worldwide, Inc.	64,674
3,241	Advent Software Inc., (2)	82,970
7,378	Ansys Inc., (2)	479,718
3,584	Ariba Inc.	117,233
2,847	Blackbaud, Inc.	94,606
18,065	Cadence Design Systems, Inc., (2)	213,890
941	CommVault Systems, Inc., (2)	46,711
16,834	Compuware Corporation, (2)	154,704
3,694	Concur Technologies, Inc.	211,962
1,596	FactSet Research Systems Inc.	158,068
4,334	Informatica Corporation, (2)	229,269
1,468	JDA Software Group, (2)	40,341
10,047	Micros Systems, Inc., (2)	555,499
770,000	Microsoft Corporation, (3)	24,832,499
1,584	Microstrategy Inc.	221,760
1,330	NetSuite Inc., (2)	66,886
564,163	Oracle Corporation, (3)	16,450,992
12,402	Parametric Technology Corporation	346,512
1,035	Pegasystems, Inc.	39,496
6,511	Progress Software Corporation	153,790
1,862	QLIK Technologies Inc., (2)	59,584
5,191	Quest Software Inc., (2)	120,795
5,477	Red Hat, Inc., (2)	328,018
1,488	Rovi Corporation	48,434
513	Salesforce.com, Inc., (2)	79,264
2,453	Solarwinds, Inc., (2)	94,808
3,202	Solera Holdings Inc.	146,940
2,640	SS&C Technologies Holdings Inc., (2)	61,591
25,778	Synopsys Inc., (2)	790,353
5,497	Tibco Software Inc., (2)	167,659
857	VMware Inc.	96,301
Total Software	46,555,327
Specialty Retail – 2.2%
3,231	Aaron Rents Inc.	83,683
4,472	Advance Auto Parts, Inc.	396,085
9,490	Ascena Retail Group Inc., (2)	420,597
1,094	AutoNation Inc., (2)	37,535
1,202	AutoZone, Inc., (2)	446,904
6,793	Best Buy Co., Inc.	160,858
4,581	CarMax, Inc., (2)	158,732
2,335	Chico’s FAS, Inc.	35,259
3,340	Dick’s Sporting Goods Inc.	160,587
3,970	GameStop Corporation, (2)	86,705
8,570	Gap, Inc.	224,020
11,574	Home Depot, Inc.	582,288
1,409	Limited Brands, Inc.	67,632
15,928	Lowe’s Companies, Inc.	499,821
10,855	PetSmart Inc.	621,123
9,254	Rent-A-Center Inc.	349,339
5,369	Sally Beauty Holdings Inc., (2)	133,151
5,585	Signet Jewelers Limited	264,059
5,134	Tiffany & Co.	354,913
14,382	TJX Companies, Inc.	571,109
8,047	Tractor Supply Company	728,736
2,515	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	233,618
2,384	Williams-Sonoma Inc.	89,352
Total Specialty Retail	6,706,106
Textiles, Apparel & Luxury Goods – 0.2%
2,374	Coach, Inc.	183,463
1,271	Nike, Inc., Class B	137,827
2,496	PVH Corporation	222,968
404	Ralph Lauren Corporation	70,429
Total Textiles, Apparel & Luxury Goods	614,687
Trading Companies & Distributors – 0.1%
4,640	MSC Industrial Direct Inc., Class A	386,419
Wireless Telecommunication Services – 0.8%
13,012	Crown Castle International Corporation, (2)	694,060
15,355	Partner Communications Company Limited	116,391
9,988	SBA Communications Corporation, (2)	507,490
19,244	Telephone and Data Systems Inc.	445,499
13,012	United States Cellular Corporation, (2)	532,581
Total Wireless Telecommunication Services	2,296,021
Total Common Stocks (cost $207,015,314)	303,476,428

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 1.8%
$ 5,304	Repurchase Agreement with State Street Bank, dated 3/30/12, repurchase price $5,304,413, collateralized by $4,845,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $5,412,359	0.010%	4/02/12	$ 5,304,409
Total Short-Term Investments (cost $5,304,409)	5,304,409
Total Investments (cost $212,319,723) – 102.8%	308,780,837
Other Assets Less Liabilities – (2.8)% (5)	(8,292,251)
Net Assets – 100%	$ 300,488,586

Investments in Derivatives at March 31, 2012

Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (6)	Date	Price	Value
(100)	NASDAQ 100 INDEX	$ (26,500,000)	4/21/12	$ 2,650.0	$ (1,185,500)
(50)	NASDAQ 100 INDEX	(13,500,000)	4/21/12	2,700.0	(385,750)
(100)	NASDAQ 100 INDEX	(27,250,000)	4/21/12	2,725.0	(586,000)
(100)	NASDAQ 100 INDEX	(27,500,000)	5/19/12	2,750.0	(665,000)
(50)	NASDAQ 100 INDEX	(14,250,000)	5/19/12	2,850.0	(107,250)
(400)	Total Call Options Written (premiums received $1,179,410)	$ (109,000,000)	$ (2,929,500)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 303,407,691	$ –	$ 68,737	$ 303,476,428
Short-Term Investments:
Repurchase Agreements	–	5,304,409	–	5,304,409
Derivatives:	–
Call Options Written	(2,929,500)	–	–	(2,929,500)
Total	$ 300,478,191	$ 5,304,409	$ 68,737	$ 305,851,337

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Common Stocks
Balance at the beginning of period	$ –
Gains (losses):
Net realized gains (losses)	–
Net change in unrealized appreciation (depreciation)	–
Purchases at cost	–
Sales at proceeds	–
Net discounts (premiums)	–
Transfers in to	68,737
Transfers out of	–
Balance at the end of period	$ 68,737
During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	–	$–	Call options written, at value	$2,929,500
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $212,380,643.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$ 104,640,898
Depreciation	(8,240,704)

Net unrealized appreciation (depreciation) of investments	$ 96,400,194

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged as collateral for call options written.
(4)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Other Assets Less Liabilities includes the Value of derivative instruments as noted in Investments in Derivatives at March 31, 2012.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NASDAQ Premium Income & Growth Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012